Document and Entity Information	Feb. 04, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	TRIUMPH GROUP INC
Amendment Flag	false
Entity Central Index Key	0001021162
Document Type	8-K
Document Period End Date	Feb. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-12235
Entity Tax Identification Number	51-0347963
Entity Address, Address Line One	899 Cassatt Road
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	(610)
Local Phone Number	251-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TGI
Security Exchange Name	NYSE
Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Purchase Rights
Security Exchange Name	NYSE